United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

_______________________Federated Institutional Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 59.7%
		Aerospace/Defense – 1.3%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	651,625
850,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	801,125
275,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	248,188
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	59,500
625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	635,937
900,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	913,500
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	76,313
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	178,062
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	251,250
122,035	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	125,086
600,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, (Series 144A), 7.75%, 7/15/2014	609,000
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	303,750
		TOTAL	4,853,336
		Automotive – 2.9%
1,025,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,127,500
150,000	[1,2]	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/2017	156,000
200,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	65,000
175,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.001%, 1/13/2012	165,594
525,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	531,629
525,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	532,159
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	508,373
1,275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,334,393
900,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	906,518
1,775,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,791,168
525,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	141,750
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	609,000
625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	651,563
1,175,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,163,250
1,275,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,268,625
		TOTAL	10,952,522
		Building Materials – 1.0%
75,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, 9.875%, 11/15/2016	79,875
725,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	801,125
1,500,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 0.00%, 12/15/2014	877,500
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	276,900
850,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, (Series 144A), 10.50%, 12/15/2015	888,250
150,666		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	158,953
500,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	511,250
		TOTAL	3,593,853
		Chemicals – 1.7%
200,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	218,500
250,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	281,250
775,000	[1,2]	Compass Minerals International, Inc., Sr. Note, (Series 144A), 8.00%, 6/1/2019	809,875
800,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, (Series 144A), 8.875%, 2/1/2018	775,000
500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	486,250

Principal Amount or Shares			Value
$675,000	[1,2]	Huntsman International LLC, Company Guarantee, (Series 144A), 5.50%, 6/30/2016	592,313
500,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, (Series 144A), 7.875%, 12/1/2019	512,500
375,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	399,375
875,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	903,437
725,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	770,313
625,000	[1,2]	Terra Capital, Inc., Sr. Note, (Series 144A), 7.75%, 11/1/2019	653,125
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	69,903
		TOTAL	6,471,841
		Construction Machinery – 0.2%
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	534,188
350,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	382,375
		TOTAL	916,563
		Consumer Products – 3.3%
675,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	678,375
80,600		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	60,853
725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	726,813
1,275,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	1,303,687
925,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, (Series 144A), 9.75%, 12/1/2016	968,937
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	732,250
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	419,000
1,025,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,060,875
1,700,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,717,000
400,000	[1,2]	Libbey, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 2/15/2015	407,000
875,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	871,544
525,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	590,625
875,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	875,000
900,000		Spectrum Brands, Inc., Bond, PIK, 12.00%, 8/28/2019	936,000
900,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	927,000
		TOTAL	12,274,959
		Energy – 2.1%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	151,375
1,500,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,485,000
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	255,000
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	355,875
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	274,313
400,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	399,000
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	174,125
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	291,156
125,000		Forest Oil Corp., Company Guarantee, 8.50%, 2/15/2014	131,875
300,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	303,000
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	277,750
425,000	[1,2]	Linne Energy LLC, Note, (Series 144A), 11.75%, 5/15/2017	485,562
1,350,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,353,375
200,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	186,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	45,125
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	74,077
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	49,563
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	153,000
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	256,250

Principal Amount or Shares			Value
$50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	50,125
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	51,625
100,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	100,000
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	800,625
150,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	160,500
		TOTAL	7,864,296
		Entertainment – 0.6%
800,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	838,000
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
200,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	207,500
975,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, (Series 144A), 8.875%, 11/15/2015	987,187
300,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, (Series 144A), 10.875%, 11/15/2016	312,000
		TOTAL	2,344,687
		Environmental – 0.0%
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	121,188
		Financial Institutions – 2.8%
825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	837,375
1,100,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	941,875
3,750,000		General Motors Acceptance Corp., LLC Note, (Series 144A), 6.875%, 9/15/2011	3,768,750
746,000		General Motors Acceptance Corp., LLC Note, 7.00%, 2/1/2012	747,865
432,000		General Motors Acceptance Corp., LLC, Note, (Series 144A), 8.00%, 11/1/2031	417,960
1,325,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	1,278,625
750,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	803,437
1,725,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,604,250
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI,) 9.75%, 5/15/2014	191,813
		TOTAL	10,591,950
		Food & Beverage – 3.0%
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,183,812
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.781%, 2/1/2015	91,000
725,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	734,062
300,000	[1,2]	Bumble Bee Capital Corp., Sr. Secd. Note, (Series 144A), 7.75%, 12/15/2015	302,250
550,000		Constellation Brands, Inc., 8.375%, 12/15/2014	591,250
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	50,438
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	75,750
1,450,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,421,000
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	205,500
625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	641,406
925,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, (Series 144A), 9.75%, 10/1/2013	963,156
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	606,000
325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	337,188
775,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	782,750
1,025,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	1,007,062
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	507,938
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	233,750
900,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	984,375
550,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	638,000
		TOTAL	11,356,687
		Gaming – 4.3%
825,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, (Series 144A), 11.00%, 6/15/2014	738,375

Principal Amount or Shares			Value
$1,100,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	1,141,250
950,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	940,500
975,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	973,781
1,100,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,174,250
175,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	879
1,050,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	714,000
67,421	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	23,260
950,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	893,000
100,000	[1,2]	MGM Mirage, Inc., 10.375%, 5/15/2014	110,250
375,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	314,063
1,425,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,197,000
300,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	339,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	261,563
225,000		MGM Mirage, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	217,406
675,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, (Series 144A), 11.375%, 3/1/2018	641,250
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	150,750
475,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, (Series 144A), 8.375%, 8/15/2015	484,500
725,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, (Series 144A), 10.75%, 8/15/2017	743,125
250,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	242,500
500,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, (Series 144A), 8.75%, 8/15/2019	512,500
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	504,000
1,125,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,054,035
575,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	457,125
475,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	446,500
850,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, (Series 144A), 7.875%, 11/1/2017	862,750
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	385,000
625,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	660,937
		TOTAL	16,183,549
		Health Care – 6.2%
825,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	868,313
800,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	806,000
675,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	712,125
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	75,000
775,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., (Series 144A), 8.00%, 9/15/2016	806,000
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	54,750
1,900,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	2,099,500
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	588,250
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	646,875
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	87,492
2,517,000		HCA, Inc., Sr. Secd. 2nd Priority Note, PIK, 9.625%, 11/15/2016	2,674,312
525,000	[1,2]	HCA, Inc., Sr. Secd. Note, (Series 144A), 7.875%, 2/15/2020	540,750
625,000	[1,2]	HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	664,063
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	925,313
650,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	641,875
850,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	871,250
625,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	628,125
250,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	247,500
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	835,125
225,000	[1,2]	Talecris Biotherapeutics Holdings Corp., Sr. Unsecd. Note, 7.75%, 11/15/2016	230,625

Principal Amount or Shares			Value
$925,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	967,781
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.859%, 6/1/2015	279,500
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	933,375
1,293,906		VWR Funding, Inc., Company Guarantee, (Series WI), PIK, 10.25%, 7/15/2015	1,358,601
1,050,000	[1,2]	Vanguard Health Holdings II, Company Guarantee, (Series 144A), 8.00%, 2/1/2018	1,030,312
275,000		Vanguard Health Holdings II, Company Guarantee, 11.25%, 10/1/2015	291,844
650,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	682,500
850,000		Ventas Realty LP, 6.50%, 6/1/2016	828,750
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	536,250
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	221,625
1,128,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,122,360
		TOTAL	23,256,141
		Industrial — Other – 2.8%
850,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	857,437
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	92,250
600,000	[1,2]	Aquilex Holdings, Sr. Note, (Series 144A), 11.125%, 12/15/2016	627,000
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	109,000
700,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	715,750
450,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	481,500
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	219,938
275,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.128%, 12/15/2013	255,750
400,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	403,500
575,000		Education Management LLC, Company Guarantee, 8.75%, 6/1/2014	596,563
418,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	448,305
100,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.626%, 4/1/2015	89,500
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	765,312
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,281
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	252,500
375,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, (Series 144A), 8.25%, 11/15/2019	390,938
725,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., (Series 144A), 10.50%, 5/15/2020	763,062
975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	940,875
375,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	339,375
750,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	791,250
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	703,688
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	774,375
		TOTAL	10,693,149
		Lodging – 0.3%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	625,000
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	147,375
250,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	253,125
		TOTAL	1,025,500
		Media — Cable – 1.2%
125,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	133,125
1,275,000		Charter Communications Holdings II, 8.75%, 11/15/2013	1,298,906
275,016		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	332,082
775,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	813,750
300,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	324,000
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	49,000

Principal Amount or Shares			Value
$1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,544,250
		TOTAL	4,495,113
		Media — Non-Cable – 5.7%
96,636	[1,3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	39,138
75,000	[1]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	52,875
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	51,375
175,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-A), 9.25%, 12/15/2017	179,813
600,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-B), 9.25%, 12/15/2017	621,000
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,318,375
725,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	652,500
325,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, (Series 144A), 7.375%, 12/1/2017	335,156
2,225,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,375,187
2,650,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,746,062
1,350,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, (Series 144A), 10.00%, 7/15/2017	1,498,500
375,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	412,500
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	406,937
350,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	351,750
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	167,563
1,325,000	[1,2]	MDC Corporation Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	1,404,500
925,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	818,625
293,906	[1,2]	Newport Television LLC, Sr. Note, PIK, 13.00%, 3/15/2017	154,301
614,070	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	494,326
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	181,125
350,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	322,000
800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	900,000
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	759,375
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	978,500
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	100,500
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	226,125
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,033,500
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,368,250
410,500	[1,2]	Univision Television Group, Inc., Sr. Note, PIK, 9.75%, 3/15/2015	363,292
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	135,625
175,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	13,125
750,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	826,875
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	107,500
		TOTAL	21,396,275
		Metals & Mining – 0.4%
100,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	1,250
75,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	938
300,000		Teck Cominco Ltd., Sr. Secd. Note, (Series 144A), 10.75%, 5/15/2019	354,750
250,000		Teck Resources Ltd., Sr. Secd. Note, (Series 144A), 9.75%, 5/15/2014	286,875
625,000		Teck Resources Ltd., Sr. Secd. Note, (Series 144A), 10.25%, 5/15/2016	717,187
		TOTAL	1,361,000
		Packaging & Containers – 2.0%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	328,250
450,000		Ball Corp., Sr. Note, 7.125%, 9/1/2016	471,375
1,000,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	970,000
650,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	671,125

Principal Amount or Shares			Value
$400,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	412,000
725,000	[1,2]	Graham Packaging Co., Sr. Note, (Series 144A), 8.25%, 1/1/2017	739,500
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	596,562
400,000		Owens-Brockway Glass Container, Inc., Company Guarantee, (Series 144A), 7.375%, 5/15/2016	418,000
1,275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,306,875
1,350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,366,875
200,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	211,454
		TOTAL	7,492,016
		Paper – 1.6%
1,275,000	[1,2]	Boise Cascade Corp., Sr. Note, (Series 144A), 9.00%, 11/1/2017	1,354,687
300,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	306,750
200,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	223,000
1,000,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	1,075,000
450,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	482,625
850,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	877,625
350,000	[1,2]	NewPage Corp., Sr. Secd. Note, (Series 144A), 11.375%, 12/31/2014	340,375
175,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	115,938
100,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	42,000
275,000		Rock-Tenn Co., 9.25%, 3/15/2016	300,438
350,000	[1,2]	Rock-Tenn Co., Sr. Note, (Series 144A), 9.25%, 3/15/2016	382,375
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	553,465
		TOTAL	6,054,278
		Restaurants – 0.7%
625,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	657,812
1,175,000		NPC International, Inc., 9.50%, 5/1/2014	1,175,000
750,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.753%, 3/15/2014	665,625
		TOTAL	2,498,437
		Retailers – 3.0%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,588,125
1,025,000		General Nutrition Center, Company Guarantee, 5.177%, 3/15/2014	955,812
575,000	[1,2]	Limited Brands, Inc., Sr. Note, (Series 144A), 8.50%, 6/15/2019	629,625
100,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	90,750
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	116,563
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	230,000
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	184,000
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	133,875
800,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, (Series 144A), 10.00%, 12/1/2011	821,000
925,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	841,750
300,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	303,750
1,450,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,558,750
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	804,000
1,075,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,080,375
1,100,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, (Series 144A), 10.75%, 7/15/2017	1,223,750
825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	798,187
		TOTAL	11,360,312
		Services – 1.2%
925,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	906,500
25,000		KAR Holdings, Inc., 10.00%, 5/1/2015	26,625
925,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	944,656

Principal Amount or Shares			Value
$1,750,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,872,500
950,000		West Corp., Sr. Note, 9.50%, 10/15/2014	959,500
		TOTAL	4,709,781
		Supermarkets – 0.1%
500,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	502,500
		Technology – 3.7%
675,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	649,688
750,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 12/15/2017	757,500
1,250,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,331,250
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	269,250
357,886		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	316,729
375,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	335,625
1,400,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, (Series 144A), 9.75%, 6/15/2015	1,365,000
375,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	390,000
150,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	133,125
725,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	729,531
550,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	583,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	300,375
200,000	[1,2]	Seagate Technology HDD Holdings, Sr. Secd. Note, 10.00%, 5/1/2014	230,000
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.750%, 4/1/2012	46,489
1,250,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, (Series 144A), 11.25%, 10/1/2014	1,300,000
1,725,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	1,884,562
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	127,813
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	964,313
1,175,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	1,307,187
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	185,500
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	779,375
		TOTAL	13,986,312
		Textile – 0.3%
425,000		Phillips Van Heusen Corp., Sr. Note, 7.25%, 2/15/2011	428,187
625,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	640,625
		TOTAL	1,068,812
		Tobacco – 0.2%
575,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, (Series 144A), 10.00%, 7/15/2016	612,375
		Transportation – 0.9%
400,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	386,500
350,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	360,938
775,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	784,687
550,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	578,875
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	180,906
275,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	323,125
550,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	543,813
250,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	255,000
		TOTAL	3,413,844
		Utility — Electric – 1.1%
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	281,750
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	324,375
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	337,875
50,000		Energy Future Holdings Corp., Company Guarantee, (Series WI), 10.875%, 11/1/2017	39,750

Principal Amount or Shares			Value
$200,000	[1,2]	Energy Future Holdings Corp., Sr. Secd. Note, 10.00%, 1/15/2020	206,500
453,904	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	422,181
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	201,250
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	149,437
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,172,062
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	304,057
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	669,375
75,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI-B), 10.25%, 11/1/2015	59,063
		TOTAL	4,167,675
		Utility — Natural Gas – 1.6%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	305,250
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	357,000
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,188,250
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	154,125
725,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	757,625
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	451,125
1,100,000		MarkWest Energy Partners LP, Company Guarantee, (Series 144A), 6.875%, 11/1/2014	1,083,500
625,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	653,125
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	531,300
300,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	326,625
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	202,500
		TOTAL	6,010,425
		Wireless Communications – 2.9%
125,000		Crown Castle International Corp., 9.00%, 1/15/2015	136,094
300,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	324,750
300,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	291,750
875,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	853,125
203,753	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	201,715
1,225,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	1,365,875
1,375,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,390,469
350,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	353,937
1,450,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	1,315,875
550,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	573,375
175,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	184,625
2,300,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,058,500
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	490,000
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	525,000
650,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	710,125
		TOTAL	10,775,215
		Wireline Communications – 0.6%
475,000		Qwest Corp., Note, 8.875%, 3/15/2012	512,406
600,000		Qwest Corp., Sr. Unsecd. Note, 8.375%, 5/1/2016	660,000
975,000	[1,2]	Sorenson Communications, Inc., Sr. Secd. Note, (Series 144A), 10.50%, 2/1/2015	926,250
		TOTAL	2,098,656
		TOTAL CORPORATE BONDS (IDENTIFIED COST $206,335,530)	224,503,247
		COMMON STOCKS – 0.0%
		Building Materials – 0.0%
3,350	[3]	Nortek Holdings, Inc.	132,325

Principal Amount or Shares			Value
		Media — Non-Cable – 0.0%
7,626	[3,5]	Dex One Corp.	238,926
177	[3]	SuperMedia, Inc.	6,427
		TOTAL	245,353
		TOTAL COMMON STOCKS (IDENTIFIED COST $945,028)	377,678
		PREFERRED STOCK – 0.1%
		Finance — Commercial – 0.1%
319	[1,2]	General Motors Acceptance Corp., Inc., Pfd., (Series 144A), 7.00% (IDENTIFIED COST $91,185)	228,005
		MUTUAL FUNDS – 38.6%;6
22,502,835		High Yield Bond Portfolio	141,767,865
3,322,199	[7]	Prime Value Obligations Fund, Institutional Shares, 0.19%	3,322,199
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $124,347,894)	145,090,064
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $331,719,637)[8]	370,198,994
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	6,052,968
		TOTAL NET ASSETS — 100%	$376,251,962
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $77,422,965, which represented 20.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $77,035,698, which represented 20.5% of total net assets.
  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3/21/2005-2/15/2008	$93,978	$39,138
Affinity Group Inc., Sr. Note, 9.00%, 2/15/2012	2/6/2004-2/8/2007	$75,438	$52,875
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-5/1/2008	$235,820	$281,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006-1/2/2008	$140,362	$0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-12/18/2007	$143,781	$879
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-4/11/2008	$164,438	$13,125
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At January 31, 2010, the cost of investments for federal tax purposes was $329,897,050. The net unrealized appreciation of investments for federal tax purposes was $40,301,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,981,021 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,679,077.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$224,503,247	$ —	$224,503,247
Equity Securities:
Domestic	6,427	360,330	238,926	605,683
Mutual Funds	145,090,064	—	—	145,090,064
TOTAL SECURITIES	$145,096,491	$224,863,577	$238,926	$370,198,994
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bonds	Investments in Equity-Domestic
Balance as of November 1, 2009	$637,070	$0
Change in unrealized appreciation (depreciation)	$(71,251)	$(381,597)
Net Purchases (Sales)	(637,290)	620,523
Realized gain (loss)	71,471	—
Transfer in and/or out of Level 3	—	—
Balance as of January 31, 2010	—	238,926
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2010	$ —	$(381,597)
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010